Related parties	12 Months Ended
Dec. 31, 2017
Related parties
Related parties

7.  Related parties

a) An analysis of balances due from/to related parties at December 31, 2017 and 2016 is provided below. All companies are considered affiliates, since the Company’s primary shareholders or directors are also direct or indirect shareholders of the related parties:

	Type of transaction	Country of origin	2017		2016		Terms
Due to:
One Link, S.A. de C.V. (“One Link”)	Call center fees	El Salvador	Ps.	24,980	Ps.	33,775	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft and engine maintenance	El Salvador	15,951		30,627		30 days
SearchForce, Inc. (“SearchForce”)	Internet services	Mexico	—		620		30 days

			Ps.	40,931	Ps.	65,022

b) During the years ended December 31, 2017, 2016 and 2015, the Company had the following transactions with related parties:

Related party transactions	Country of origin	2017		2016		2015
Expenses:
Aircraft and engine maintenance	El Salvador/Guatemala	Ps.	249,266	Ps.	304,399	Ps.	111,641
Call center fees and other fees	Mexico/El Salvador	202,689		173,197		57,809
Other	Mexico/El Salvador/ Guatemala	8,088		8,105		2,516

During the years ended December 31, 2017, 2016 and 2015 the Company did not have any revenue transactions with related parties.

c)  Servprot

Servprot S.A. de C.V. (“Servprot”) is a related party because Enrique Beltranena, the Company’s Chief Executive Officer, and Rodolfo Montemayor, a member of the board of directors, are shareholders of such company. Servprot provides security services for Mr. Beltranena and his family, as well as for Mr. Montemayor. During the years ended December 31, 2017, 2016 and 2015 the Company expensed Ps.1,838, Ps.1,733 and Ps.768, respectively for this concept.

d)  Aeroman

Aeroman is a related party because Roberto José Kriete Ávila, a member of the Company’s board of directors, and members of his immediate family are shareholders of Aeroman. The Company entered into an aircraft repair and maintenance service agreement with Aeroman on January 1, 2017. This agreement provides that the Company has to use Aeroman, exclusively for aircraft repair and maintenance services, subject to availability. Under this agreement, Aeroman provides inspection, maintenance, repair and overhaul services for aircraft. The Company makes payments under this agreement depending on the services performed. This agreement is for a 10 year term. As of December 31, 2017 and 2016, the balances due under the agreement with Aeroman were Ps.15,951 and Ps.30,627,respectively. The Company incurred expenses in aircraft, engine maintenance and technical support under this agreement of Ps.251,731, Ps.308,731 and Ps.114,157 for the years ended December 31, 2017, 2016 and 2015, respectively.

e)  Human Capital International

The Company entered into a professional services agreement with Human Capital International HCI, S.A. de C.V., or Human Capital International, on February 25, 2015, for the selection and hiring of executives. Rodolfo Montemayor Garza, a member of the Company’s board of directors, is a founder and chairman of the board of directors of Human Capital International. As of December 31, 2017 and 2016, the Company recognized an expense under this agreement of Ps.816 and Ps.3,127, respectively.

f)  One Link

One Link is a related party because Marco Baldocchi, an alternate member of the board, is a director of the Company. Pursuant to this agreement, One Link receives calls from the customers to book flights and provides customers with information about fares, schedules and availability. As of December 31, 2017 and 2016, the balance due under this agreement was Ps.24,980 and Ps.33,775, respectively and the Company recognized an expense under this agreement of Ps.200,035 and Ps.168,337 for the years ended December 31, 2017 and 2016, respectively.

g)  SearchForce

SearchForce is a related party because William Dean Donovan, an alternate member of the board, is a director of the Company. Pursuant to this agreement, SearchForce provides consultation services, reports, findings, analysis or other deliverables to us regarding the software and the implementation of the internet marketing strategy developed for the Company at its request. As of December 31, 2016, the balance due under this agreement was Ps.620 and the Company recognized an expense under this agreement of Ps.1,946 and Ps.3,446 for the years ended December 31, 2017 and 2016, respectively.

h)  Directors and officers

During the years ended December 31, 2017, 2016 and 2015, all of the Company’s senior managers received an aggregate compensation of short and long-term benefits of Ps.134,370, Ps.160,762 and Ps.120,440, respectively.

For the years ended December 31, 2017, 2016 and 2015 the cost of the share-based payments transactions (MIP and LTIP) were Ps.13,508, Ps.7,816 and Ps.6,345, respectively. Cash-settled payments transactions MIP II and SARs were Ps.(25,498), Ps.86,100 and Ps.44,699, respectively (Note 17).

Starting 2015, the Company adopted a new short-term benefit plan for certain personnel whereby cash bonuses are awarded for meeting certain Company’s performance target. During the years ended December 31, 2017 and 2016, the Company recorded a provision in the amount of Ps.0 and Ps.53,738, respectively.

During the year ended December 31, 2017, 2016 and 2015, the chairman and the independent members of the Company’s board of directors received an aggregate compensation of approximately Ps.8,993, Ps.7,751 and Ps.5,480, respectively, and the rest of the directors received a compensation of Ps.7,834, Ps.7,308 and Ps.4,183, respectively.